Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, plant and equipment	Property, plant and equipment
Property, plant and equipment consist of the following:

2025
(millions of U.S. dollars)	Cost	Accumulated depreciation	Net book value
Utility plant (1)	$11,007.0	$1,918.1	$9,088.9
Hydro: generation facilities and other (2)	272.3	143.3	129.0
Land	119.5	—	119.5
Construction-in-progress
Utility plant	399.5	—	399.5
Hydro: generation facilities and other	13.0	—	13.0
	$11,811.3	$2,061.4	$9,749.9

2024
(millions of U.S. dollars)	Cost	Accumulated depreciation	Net book value
Utility plant (1)	$10,366.2	$1,596.8	$8,769.4
Hydro: generation facilities and other (2)	258.6	129.4	129.2
Land	117.7	—	117.7
Construction-in-progress
Utility plant	426.2	—	426.2
Hydro: generation facilities and other	7.6	—	7.6
	$11,176.3	$1,726.2	$9,450.1
(1) Utility plant includes cost of $3.4 million (2024 - $3.4 million) and accumulated depreciation of $3.2 million (2024 - $3.0 million) related to assets under finance lease.
(2) Hydro: generation facilities and other include cost of $52.4 million (2024 - $74.8 million) and accumulated depreciation of $31.0 million (2024 - $38.7 million) related to facilities under financing lease or owned by consolidated VIEs. Depreciation expense of facilities under financing lease was $1.5 million (2024 - $1.0 million).
For the year ended December 31, 2025, contributions received in aid of construction of $3.6 million (2024 - $0.7 million) have been credited to the cost of the assets.
Interest and AFUDC capitalized to the cost of the assets in 2025 and 2024 are as follows:

(millions of U.S. dollars)	2025	2024
AFUDC capitalized on regulated property:
Allowance for borrowed funds	$4.3	$4.6
Allowance for equity funds	1.7	1.7
	$6.0	$6.3